Current Liabilities - Warranty Liability (Details) - Schedule of current liabilities - warranty liability	12 Months Ended
	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 AUD ($)
Schedule Of Current Liabilities Warranty Liability Abstract
Warrants at fair value	$ 1,097,520	$ 745,598